LOANS AND ADVANCES	12 Months Ended
Dec. 31, 2025
LOANS AND ADVANCES
LOANS AND ADVANCES

6.LOANS AND ADVANCES

	As of December 31,
	2024	2025

	(HK$ in thousands)
Margin loans	47,833,365	60,976,139
Other advances (1)	1,966,383	4,145,503
Subtotal	49,799,748	65,121,642
Less: Allowance for credit losses (2)	(85,252)	(374,604)
Total	49,714,496	64,747,038
(1)

Stock-pledged loans are included in other advances as of December 31, 2024 and 2025 with a gross amount of HK$1,907,250 thousand and HK$1,907,756 thousand, respectively. Bank loans are included in other advances as of December 31, 2025 with a gross amount of HK$2,203,074 thousand.

(2)	The allowance for credit losses was HK$85,252 thousand and HK$374,604 thousand as of December 31, 2024 and 2025, of which nil and nil relate to stock-pledged loans, respectively.